EXPLANATORY NOTE

Incorporated herein by reference are the definitive versions of the Registrant’s prospectus and statement of additional information for Victory Portfolios, electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 4, 2011 (SEC Accession No. 0001104659-11-012358).